Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended																								12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 TWD ($) $ / shares	Sep. 30, 2022 TWD ($)	Sep. 30, 2022 TWD ($) $ / shares	Jun. 30, 2022 TWD ($)	Jun. 30, 2022 TWD ($) $ / shares	Mar. 31, 2022 TWD ($)	Mar. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 TWD ($) $ / shares	Sep. 30, 2021 TWD ($)	Sep. 30, 2021 TWD ($) $ / shares	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 TWD ($) $ / shares	Mar. 31, 2021 TWD ($)	Mar. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 TWD ($) $ / shares	Sep. 30, 2020 TWD ($)	Sep. 30, 2020 TWD ($) $ / shares	Jun. 30, 2020 TWD ($)	Jun. 30, 2020 TWD ($) $ / shares	Mar. 31, 2020 TWD ($)	Mar. 31, 2020 TWD ($) $ / shares	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Resolution date of TSMC's Board of Directors in its meeting																									Feb. 14, 2023	Feb. 15, 2022	Feb. 09, 2021
Special capital reserve	$ 311,147.0	$ 311,147.0							$ 311,147.0	$ 311,147.0															$ 311,147.0	$ 311,147.0		$ 10,125.2
Cash dividends to shareholders | $ / shares		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.75		$ 2.5		$ 2.5		$ 2.5		$ 2.5
Appropriation of earnings [member]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 14, 2023		Nov. 08, 2022		Aug. 09, 2022		May 10, 2022		Feb. 15, 2022		Nov. 09, 2021		Aug. 10, 2021		Jun. 09, 2021		Feb. 09, 2021		Nov. 10, 2020		Aug. 11, 2020		May 12, 2020
Special capital reserve	$ 17,166.2	$ 17,166.2	$ (31,910.4)	$ (31,910.4)	$ (12,002.8)	$ (12,002.8)	$ (15,541.0)	$ (15,541.0)	$ 3,304.3	$ 3,304.3	$ 710.2	$ 710.2	$ 10,201.2	$ 10,201.2	$ (6,287.0)	$ (6,287.0)	$ 12,420.7	$ 12,420.7	$ 5,501.3	$ 5,501.3	$ 11,884.5	$ 11,884.5	$ (2,694.8)	$ (2,694.8)	$ 17,166.2	$ 3,304.3	$ 12,420.7
Cash dividends to shareholders	$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 71,308.5		$ 64,826.0		$ 64,826.0		$ 64,826.0		$ 64,826.0